LOANS PAYABLE (Narrative) (Details)	1 Months Ended		3 Months Ended		12 Months Ended
	Mar. 31, 2019 CAD ($) $ / shares	Jul. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($) Share $ / shares	Dec. 31, 2018 USD ($) Share	May 31, 2019 CAD ($) Share $ / shares shares	May 31, 2018 CAD ($) shares	Dec. 31, 2018 USD ($)	Jul. 31, 2017 USD ($)
Disclosure Of Loans Payable [Line Items]
Proceeds from loan arrangements					$ 2,554,721
Repayment of loans					1,944,775	$ 188,762
Conversion on loan payable					$ 7,199,123
Number of warrants issued | Share					8,032,467
Convertible Loan Facility
Disclosure Of Loans Payable [Line Items]
Convertible loan facility	$ 12,000,000
Initial advance of convertible loan facility	7,000,000
Undrawn convertible loan facilities	5,000,000
Minimum tranches of convertible loan facility	$ 1,250,000
Stated rate percentage	8.00%
Interest rate on standby funds available	2.50%
Principal payment due period	48 months
Conversion price per share | $ / shares	$ 1.39
Four loan arrangements
Disclosure Of Loans Payable [Line Items]
Proceeds from loan arrangements			$ 2,623,733	$ 2,000,000
Aggregate origination discount			$ 79,012				$ 60,000
Term of convertible debenture payable			1 year	1 year
Number of warrants issued | Share			600,000	600,000
Exercise price of warrants issued | $ / shares			$ 0.85
Term of warrants			2 years	2 years
Value of warrants issued			$ 103,959
Stated rate percentage			5.00%				5.00%
Coeur acquisitions
Disclosure Of Loans Payable [Line Items]
Convertible debenture		$ 8,332,041						$ 6,677,476
Percentage of equity ownership other company needs to maintain in order for automatic conversion to apply		19.90%
Term of convertible debenture payable		10 years
Conversion on loan payable (shares) | shares					9,229,644
Conversion on loan payable					$ 7,199,123
Value per share | $ / shares					$ 0.78
Stated rate percentage		5.00%						5.00%
EVENTS AFTER THE REPORTING DATE
Disclosure Of Loans Payable [Line Items]
Initial advance drew down on facility					$ 7,000,000